AMOUNTS DUE TO DIRECTORS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AMOUNTS DUE TO DIRECTORS
NOTE 5 - AMOUNTS DUE TO A RELATED COMPANY AND DIRECTORS	5. AMOUNT DUE TO DIRECTORS The amount represented temporary advances to the Company by its directors, which was unsecured, interest-free and had no fixed terms of repayments.

4. AMOUNTS DUE TO A RELATED COMPANY AND DIRECTORS

As of December 31, 2020 and 2019, the Company owed to its directors in the amount of $199,949 and $83,377, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.

As of December 31, 2020 and 2019, the Company owed to the related company which is controlled by the Company’s directors in the amount of $0 and $22,840, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.